Commitment and Contingencies - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 1,000	$ 500
Operating Lease Future Minimum Payments
2022	975
2023	920
2024	948
2025	1,029
2026	529
Total minimum lease payments	$ 4,401